Item 1 – Schedule of Investments

American Growth Fund Series One
October 31, 2022
(unaudited)

Common Stock 97.62%	Shares	Market Value

Diversified Co. 12.00%
Chemed Corp	3,115	$1,454,300
Honeywell International Inc.	2,291	467,410
		1,921,710

Computer Software and Svcs 10.76%
Fair Isaac Corporation*	3,600	1,723,824
		1,723,824

Semiconductor Cap. Equip. 7.67%
Teradyne Inc.	15,100	1,228,385
		1,228,385

Railroad 7.20%
Canadian Pacific Railway LTD	15,481	1,153,180
		1,153,180

Computer Hardware 6.52%
Apple Inc.	6,816	1,045,165
		1,045,165

Biotechnology 5.06%
Amgen Inc.	3,000	811,050
		811,050

Environmental 4.99%
Waste Management Inc.*	5,050	799,768
		799,768

Computer & Peripherals 4.68%
Cisco Systems Inc.	16,500	749,595
		749,595

Application Software 4.50%
Microsoft Corporation	3,109	721,692
		721,692

Machinery 4.22%
The Middleby Corporation*	4,835	$676,233
		676,223

Cable TV 3.90%
Charter Communications Inc.*	1,700	624,954
		624,954

Transportation and Logistics 3.25%
Old Dominion Freight Line Inc.	945	259,497
Norfolk Southern Corporation	620	141,403
J.B. Hunt Transport Services Inc.	700	119,749
		520,649

Retail – Apparel and Specialty 3.06%
Tractor Supply Company	1,300	285,701
Amazon.com Inc.*	2,000	204,880
		490,581

Online Media 2.77%
Alphabet Inc.*	4,700	444,197
		444,197

Home Improvement Stores 2.11%
Home Depot Inc. (The)	1,140	337,588
		337,588

Farm & Construction Machinery 1.99%
Caterpillar Inc.	1,471	318,413
		318,413

Industrial Products 1.62%
Eaton Corporation PLC	970	145,566
Vestas Wind Systems A/S ADR UNS*	12,500	81,250
ABB LTD*	1,200	33,408
		260,226

Restaurants 1.49%
Starbucks Corporation	2,748	237,949
		237,949

Telecommunications Services 1.42%
T-Mobile US, Inc.*	1,500	227,340
		227,340

Chemicals 1.37%
Balchem Corporation*	1,575	$220,185
		220,185

Insurance – Property and Causality 1.37%
Markel Corporation*	100	120,610
Selective Insurance Group Inc.	1,000	98,080
		218,690

Health Care Plans 1.32%
UnitedHealth Group Incorporated	380	210,957
		210,957

Business Services 1.22%
Paychex Inc.	1,651	195,330
		195,330

Drug 0.86%
Johnson and Johnson	796	138,480
		138,480

Health Care Providers 0.69%
HCA Healthcare Inc.	505	109,822
		109,822

Medical Diagnostic and Research 0.64%
Thermo Fisher Scientific Inc	200	102,794
		102,794

Banks 0.39%
J P Morgan Chase	500	62,940
		62,940

Software 0.20%
Salesforce.com Inc.*	200	32,518
		32,518

Asset Management 0.17%
Blackstone, Inc.	300	27,342
		27,342

Aerospace and Defense 0.12%
Raytheon Technologies	200	18,964
		18,964

Vehicles and Parts 0.05%
Dana Incorporated	500	$7,980
		7,980

Total Value Common Stocks (cost 4,917,571)	97.62%	15,368,493
Cash and Receivable, less liabilities	2.38%	381,673
Total Net Assets	100%	16,020,166

* Non-income producing security during last 12 months

Gross Unrealized appreciation on investment securities	10,773,194)
Gross Unrealized depreciation on investment securities	(52,273)
Net Unrealized depreciation on investment securities	10,720,921)
Cost of investment securities for federal income tax purposes	4,917,571)

Securities Valuations - The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.
The three levels of inputs are:
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used, as of October 31, 2022, in valuing the Fund's assets carried at fair value:

Equity	Level 1	Level 2	Level 3	Total
Common Stock	$15,638,493	$0	$0	$15,638,493